Expenses by Nature - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature
Right of use asset depreciation	€ 30
Insurance	1,573	€ 1,933	€ 1,772
Vessel depreciation	22,484	21,664	16,077
Impairment of property, plant and equipment	5,000
Crewing costs paid to a related party and an external party		61	11,517
Seafarer payroll	15,921	13,089	1,159
Fuel and oil	711	1,113	892
Maintenance	5,121	4,039	2,305
Messing costs	1,448	1,428	1,224
Seafarer travel	2,835	2,589	1,876
Specific charter costs	4,052	2,623	1,239
Utilities	389	689	541
Other operating expenses	294	309	260
Tonnage tax			17
Total cost of sales	€ 59,858	€ 49,537	€ 38,879